Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies and Practices [Line Items]
Working capital deficit	$ 1,931,715			¥ 14,017,887
Proceeds from issuance initial public offering | $	15,000,000
Credit loss	$ 17,348	¥ 125,888
General percentage of reserves	50.00%	50.00%
Appropriation to statutory reserve
Withholding tax rate	10.00%	10.00%
Value added tax percentage rate	13.00%	13.00%
Term of tax authorities	5 years	5 years
Total expenses			238,913	250,659
General Reserve
Impairment of long-lived assets
Dilutive Shares | shares
Tax contributions				¥ 300,000
Dividends With holding Tax Standard Rate	5.00%	5.00%
USD [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate	0.072567			0.072567
RMB [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate	0.01			0.01
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate	16.50%	16.50%
China [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate	25.00%	25.00%